Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
8. Income Taxes

The provision for income taxes was as follows:

(in thousands)	2011	2010	2009
Currently payable:
Federal	$28,480	$11,476	$16,637
State	2,845	1,939	2,711
Foreign	22,713	24,949	21,161
	54,038	38,364	40,509
Deferred (benefit) expense:
Federal	(5,669)	7,320	(2,287)
State	(274)	404	40
Foreign	2,805	961	(1,648)
	(3,138)	8,685	(3,895)
Income taxes	$50,900	$47,049	$36,614

The tax effects of temporary differences that give rise to significant portions of deferred tax assets and liabilities consisted of the following:

(in thousands)	2011	2010
Deferred tax assets:
Benefit plans	$15,597	$12,802
Liabilities and reserves	9,482	10,397
Foreign operating loss carryovers	32,397	39,536
Other	16,084	14,782
Gross deferred tax assets	73,560	77,517
Valuation allowance	(34,863)	(39,084)
Deferred tax assets	38,697	38,433
Deferred tax liabilities:
Property, plant and equipment	(18,565)	(24,298)
Other assets	(1,999)	(2,755)
Other	(25,182)	(19,820)
Deferred tax liabilities	(45,746)	(46,873)
Net deferred tax liabilities	$(7,049)	$(8,440)

At December 31, 2011, foreign operating loss carryovers were $114.0 million. Included in the foreign operating loss carryovers are losses of $7.3 million that expire through 2026 and $106.7 million that do not have an expiration date. At December 31, 2011, state operating loss carryovers were $111.3 million, all of which expire through 2026.

The effective tax rate differed from the statutory federal income tax rate of 35% as described below:

	2011	2010	2009
Taxes at statutory rate	35.0%	35.0%	35.0%
State income taxes, net of federal income tax benefit	1.0	1.1	1.6
Tax credits	(0.2)	(0.3)	(0.3)
Taxes on foreign earnings	(2.5)	(3.7)	(3.6)
Resolution of prior years' tax matters	(0.6)	(1.5)	(2.1)
Valuation allowance adjustments	(0.6)	-	(0.4)
Revaluation of previously held interest	(0.7)	-	-
Other, net	(1.7)	(0.1)	(0.5)
Effective tax rate	29.7%	30.5%	29.7%

Earnings before income taxes were as follows:

(in thousands)	2011	2010	2009
United States	$70,023	$56,150	$46,467
Foreign	101,361	98,043	76,708
Total	$171,384	$154,193	$123,175

Federal and state income taxes are provided on international subsidiary income distributed to or taxable in the U.S. during the year. At December 31, 2011, federal and state taxes have not been provided for approximately $340.5 million of unremitted earnings of the foreign subsidiaries that are considered to be invested indefinitely. Determination of the deferred tax liability on such earnings is not practicable.

A reconciliation of the change in the liability for unrecognized tax benefits for 2011 and 2010 is as follows:

in thousands)	2011	2010
Balance at beginning of year	$9,423	$12,213
Increases for tax positions taken in the current year	694	677
Increases for tax positions taken in prior years	365	870
Decreases for tax positions taken in prior years	(147)	(792)
Decreases related to settlements with tax authorities	(206)	(2,276)
Decreases as a result of lapse of the applicable statutes of limitations	(1,077)	(846)
Foreign currency exchange rate changes	(265)	(423)
Balance at the end of year	$8,787	$9,423

The amount of the unrecognized tax benefits that would affect the effective tax rate, if recognized, was approximately $8.0 million. The Company recognizes interest and penalties related to the unrecognized tax benefits in income tax expense. Approximately $1.4 million of accrued interest and penalties is reported as an income tax liability at December 31, 2011. The liability for unrecognized tax benefits relates to multiple jurisdictions and is reported in Other liabilities on the Consolidated Balance Sheet at December 31, 2011.

The Company believes that it is reasonably possible that the total amount of liability for unrecognized tax benefits as of December 31, 2011, will decrease by approximately $2.2 million during 2012. The potential decrease relates to various tax matters for which the statute of limitations may expire or will be otherwise settled in 2012. The amount that is ultimately recognized in the financial statements will be dependent upon various factors including potential increases or decreases to unrecognized tax benefits as a result of examinations, settlements and other unanticipated items that may occur during the year. With limited exceptions, the Company is no longer subject to federal, state and local, or non-U.S. income tax examinations by tax authorities for years before 2004.